Note 7 - Cash and Restricted Cash - Schedule of Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Cash	$ 21,197	$ 4,912
Restricted cash	144	144
Cash and restricted cash, total	$ 21,341	$ 5,056